Capitalized Software, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development [Abstract]
Amortization expense	$ 277	$ 154	$ 757	$ 454	$ 687	$ 462	$ 163